FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liability	Change in fair value of warrant liability		Change in fair value of warrant liability
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 345,000	$ 4,600,000		$ 4,600,000
Change in valuation inputs or other assumption		(2,645,000)	$ 4,600,000	(4,255,000)
Fair value, ending balance	345,000	1,955,000	4,600,000	345,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	17,558	251,668		251,668
Change in valuation inputs or other assumption		(117,640)	251,668	(234,110)
Fair value, ending balance	17,558	134,028	251,668	17,558
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	362,558	4,851,668		4,851,668
Change in valuation inputs or other assumption		(2,762,640)	4,851,668	(4,489,110)
Fair value, ending balance	$ 362,558	$ 2,089,028	$ 4,851,668	$ 362,558